Balance Sheet Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Intangible Assets
Total intangible assets	$ 6,400		$ 6,400
Accumulated amortization	(270)		(80)
Intangible assets, net	6,130		6,320
Amortization expense for acquired intangible assets	190	0	80	0	0
Client relationships
Intangible Assets
Total intangible assets	6,180		6,180
Weighted Average Useful Life	9 years		9 years
Non-solicitation agreement
Intangible Assets
Total intangible assets	$ 220		$ 220
Weighted Average Useful Life	3 years		3 years